Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 24, 2022	Sep. 25, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 48,722	$ 37,177
Less accumulated depreciation	(23,844)	(18,560)
Property and equipment, net	24,878	18,617
Computer equipment and software, furniture and fixtures, and test equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	45,818	34,268
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,904	$ 2,909